CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Equity Balance, Starting at Jun. 30, 2015	$ 30,000	$ 1,625,306	$ 21,817	$ 187,644	$ (38,719)	$ 1,826,048
Shares Outstanding, Starting at Jun. 30, 2015	15,000,000
Foreign currency translation gain (loss)	$ 0	0	0	0	(225,822)	(225,822)
Cash dividend paid						0
Dividend declared and unpaid						0
Net Income (Loss)	$ 0	0	0	3,483,441	0	3,483,441
Net Proceeds from initial public offering						0
Share-based compensation for services						0
Shares Outstanding, Ending at Jun. 30, 2016	15,000,000
Equity Balance, Ending at Jun. 30, 2016	$ 30,000	1,625,306	21,817	3,671,085	(264,541)	5,083,667
Foreign currency translation gain (loss)	0	0	0	0	142,519	142,519
Cash dividend paid	0	0	0	(2,725,883)	0	(2,725,883)
Dividend declared and unpaid	0	0	0	(88,926)	0	(88,926)
Statutory reserve	0	0	45,334	(45,334)	0	0
Net Income (Loss)	$ 0	0	0	4,945,764	0	4,945,764
Net Proceeds from initial public offering						0
Share-based compensation for services						0
Shares Outstanding, Ending at Jun. 30, 2017	15,000,000
Equity Balance, Ending at Jun. 30, 2017	$ 30,000	1,625,306	67,151	5,756,706	(122,022)	7,357,141
Foreign currency translation gain (loss)	0	0	0	0	(1,762,729)	(1,762,729)
Cash dividend paid						0
Dividend declared and unpaid						0
Statutory reserve	0	0	97,216	(97,216)	0	0
Net Income (Loss)	0	0	0	4,603,708	0	4,603,708
Net Proceeds from initial public offering	$ 21,827	50,178,458	0	0	0	50,200,285
Net Proceeds from initial public offering (shares)	10,913,631
Share-based compensation for services	$ 0	341,127	0	0	0	341,127
Shares Outstanding, Ending at Jun. 30, 2018	25,913,631
Equity Balance, Ending at Jun. 30, 2018	$ 51,827	$ 51,144,891	$ 164,367	$ 10,263,198	$ (1,884,751)	$ 60,739,532